VOYA MUTUAL FUNDS

Voya Global Bond Fund

(the “Fund”)

VOYA PARTNERS, INC.

Voya Global Bond Portfolio

(the “Portfolio”)

Supplement dated February 22, 2019

to the Fund’s Class A, Class C, Class I, Class O, Class P, Class R, Class R6, Class T,

and Class W Prospectus, Class P3 Prospectus, and related Summary Prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

each dated February 28, 2018, and

to the Portfolio’s Adviser Class, Initial Class, and Service Class Prospectus

and related Summary Prospectus

each dated May 1, 2018

(“Prospectus”)

Effective March 1, 2019, Sean Banai will be added as a portfolio manager of the Fund and Portfolio. Effective August 31, 2019, Mustafa Chowdhury will retire from Voya Investment Management Co. LLC and no longer serve as a portfolio manager of the Fund or Portfolio. The Fund’s and Portfolio’s Prospectuses are hereby revised as follows:

1.	Effective August 31, 2019, all references to Mustafa Chowdhury as a portfolio manager of the Fund and Portfolio will hereby be deleted in their entirety.

2.	Effective March 1, 2019, the sub-section entitled “Portfolio Management – Portfolio Managers” of the Fund’s and Portfolio’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Mustafa Chowdhury, Ph.D.	Sean Banai, CFA
Portfolio Manager (since 01/15)	Portfolio Manager (since 03/19)

Brian Timberlake, Ph.D., CFA
Portfolio Manager (since 05/13)

Effective August 31, 2019
Portfolio Managers

Sean Banai, CFA	Brian Timberlake, Ph.D., CFA
Portfolio Manager (since 03/19)	Portfolio Manager (since 05/13)

3.	The following paragraph is added to the sub-sections entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Global Bond Fund” and “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – Voya Global Bond Portfolio” of the Fund’s and Portfolio’s Prospectuses:

Sean Banai, CFA, Portfolio Manager, and head of portfolio management for the fixed-income platform, joined Voya IM in 1999. Mr. Banai was a senior portfolio manager and before that head of quantitative research for proprietary fixed income. Prior to joining Voya IM in 1999, he was a partner in a private sector company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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VOYA MUTUAL FUNDS

Voya Global Bond Fund

(the “Fund”)

VOYA PARTNERS, INC.

Voya Global Bond Portfolio

(the “Portfolio”)

Supplement dated February 22, 2019

to the Fund’s Class A, Class C, Class I, Class O, Class P, Class P3, Class R,

Class R6, Class T, and Class W Statement of Additional Information

dated February 28, 2018, and

to the Portfolio’s Adviser Class, Initial Class, and Service Class

Statement of Additional Information

dated May 1, 2018

(each an “SAI” and collectively the “SAIs”)

Effective March 1, 2019, Sean Banai will be added as a portfolio manager of the Fund and Portfolio. Effective August 31, 2019, Mustafa Chowdhury will retire from Voya Investment Management Co. LLC and no longer serve as a portfolio manager of the Fund or Portfolio. The Fund’s and Portfolio’s SAIs are hereby revised as follows:

1.	Effective August 31, 2019, all references to Mustafa Chowdhury as a portfolio manager of the Fund and Portfolio will hereby be deleted in their entirety.

Voya Global Bond Fund

2.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – Voya Global Bond Fund” in the Fund’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sean Banai, CFA[1]	0	$0	89	$5,949,511,581	23	$9,197,986,659
1	As of October 31, 2018.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Sean Banai, CFA[1]	None
1	As of October 31, 2018.

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Sean Banai, CFA[1]	None
1	As of October 31, 2018.

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3.	The line item with respect to Voya Global Bond Fund in table in the sub-section entitled “Compensation” under the section entitled “Sub-Adviser – Portfolio Management – Global Bond Fund” is hereby deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Global Bond Fund	Sean Banai, CFA, Mustafa Chowdhury, Ph.D. and Brian Timberlake, Ph.D., CFA	Bloomberg Barclays Global Aggregate Index

Global Bond Portfolio

4.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – Voya Global Bond Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sean Banai, CFA[1]	0	$0	89	$6,057,928,301	22	$10,310,802,739
1	As of December 31, 2018.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Sean Banai, CFA[1]	None
1	As of December 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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